Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic EPS

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
Basic loss per share	(0.22)	(0.83)	(0.43)	(1.62)
Diluted loss per share	(0.22)	(0.83)	(0.43)	(1.62)
Issued ordinary shares at the end of the period	274,436,351	158,431,911	274,436,351	158,431,911
Weighted average numbers of shares outstanding for the period	274,436,351	131,612,941	266,363,553	121,215,646